Goodwill and intangible assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (1,232)	$ (709)
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(592)	(591)
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(249)	(61)
Operating segments [member] | Sandoz | Disposal groups classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	220
Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(391)	(57)
Gross carrying amount [member] | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(183)
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(1,049)	(709)
Accumulated depreciation [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(167)	(615)
Accumulated depreciation [member] | Technologies
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(53)
Accumulated depreciation [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(825)	(92)
Accumulated depreciation [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(4)	(2)
Accumulated depreciation [member] | Disposal groups classified as held for sale [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	37
Accumulated depreciation [member] | Innovative Medicines | Votrient [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(400)
Accumulated depreciation [member] | Innovative Medicines | Serelaxin [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		$ (465)
Accumulated depreciation [member] | Alcon | CyPass [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (337)